Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)(1)
Citigroup Mortgage Loan Trust Inc.

Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust 2007-AMC4	# 0001399477	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	5,146	1,171,049,293	100.00%	441	$133,392,184	27.67%	0	$0	0.00%	0	$0	0.00%	441	$133,392,184	27.67%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC4 Total				5,146	$1,171,049,293	100.00%	441	$133,392,184	27.67%	0	$0	0.00%	0	$0	0.00%	441	$133,392,184	27.67%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-10	# 0001348366	x	Countrywide Home Loans, Inc.	167	35,355,264	5.42%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	207	72,609,995	11.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	980	252,217,944	38.69%	1	$130,500	0.08%	0	$0	0.00%	0	$0	0.00%	1	$130,500	0.08%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	572	169,873,253	26.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	140	26,625,882	4.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Washington Mutual Bank	154	93,669,216	14.37%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	8	1,484,601	0.23%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-10 Total				2,228	$651,836,155	100.00%	1	$130,500	0.08%	0	$0	0.00%	0	$0	0.00%	1	$130,500	0.08%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-5	# 0001337790	x	Ameriquest Mortgage Company	3,470	618,993,651	53.01%	4	$353,863	0.10%	0	$0	0.00%	0	$0	0.00%	4	$353,863	0.10%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	161	97,912,404	8.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	557	183,752,258	15.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	196	68,734,055	5.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	127	52,838,120	4.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	4	668,100	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	348	144,751,311	12.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-5 Total				4,863	$1,167,649,898	100.00%	4	$353,863	0.10%	0	$0	0.00%	0	$0	0.00%	4	$353,863	0.10%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-9	# 0001345792	x	Ameriquest Mortgage Company	2,492	415,772,448	100.00%	2	$567,776	0.40%	0	$0	0.00%	0	$0	0.00%	2	$567,776	0.40%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-9 Total				2,492	$415,772,448	100.00%	2	$567,776	0.40%	0	$0	0.00%	0	$0	0.00%	2	$567,776	0.40%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR1	# 0001352710	x	Wells Fargo Bank, N.A.	3,441	1,527,322,616	100.00%	1	$185,077	0.04%	0	$0	0.00%	0	$0	0.00%	1	$185,077	0.04%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR1 Total				3,441	$1,527,322,616	100.00%	1	$185,077	0.04%	0	$0	0.00%	0	$0	0.00%	1	$185,077	0.04%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR6	# 0001370972	x	American Home Mortgage Corp.	191	42,289,199	2.86%	2	$450,482	0.11%	0	$0	0.00%	0	$0	0.00%	2	$450,482	0.11%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	82	48,973,959	3.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	10	6,003,966	0.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	1,494	313,178,890	21.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	6	1,959,683	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Funding Corporation	1,029	275,175,978	18.64%	1	$544,000	0.13%	0	$0	0.00%	0	$0	0.00%	1	$544,000	0.13%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	34	15,907,785	1.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1,199	772,790,880	52.35%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR6 Total				4,045	$1,476,280,340	100.00%	3	$994,482	0.24%	0	$0	0.00%	0	$0	0.00%	3	$994,482	0.24%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR7	# 0001375251	x	American Home Mortgage Corp.	356	169,475,783	17.91%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	455	299,816,812	31.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	170	107,667,785	11.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	652	198,639,935	20.99%	1	$162,921	0.06%	0	$0	0.00%	0	$0	0.00%	1	$162,921	0.06%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	310	90,637,515	9.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	87	23,332,733	2.47%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Funding Corporation	17	4,999,063	0.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	45	22,413,700	2.37%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	60	29,394,031	3.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR7 Total				2,152	$946,377,357	100.00%	1	$162,921	0.06%	0	$0	0.00%	0	$0	0.00%	1	$162,921	0.06%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-10	# 0001416389	x	American Home Mortgage Corp.	673	315,265,747	27.62%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	360	96,771,729	8.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	6	1,650,169	0.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	472	293,523,665	25.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	1	440,000	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	175	88,038,681	7.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	2	371,911	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Metro City Mortgages Inc.	1	119,866	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	91	52,517,427	4.60%	1	$481,378	0.12%	0	$0	0.00%	0	$0	0.00%	1	$481,378	0.12%	0	$0	0.00%	0	$0	0.00%
			New York Community Bankcorp, Inc. (PennFed Financial Services, Inc.)	337	175,367,417	15.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Orchid Island TRS, LLC (f/k/a Opteum Financial Services, LLC)	37	13,172,363	1.15%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Sea Breeze Mortgage Services, Inc.	12	8,856,229	0.78%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	18	8,585,202	0.75%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	86	60,056,817	5.26%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	31	17,155,360	1.50%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	27	8,190,236	0.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	2	1,296,232	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-10 Total				2,331	$1,141,379,050	100.00%	1	$481,378	0.12%	0	$0	0.00%	0	$0	0.00%	1	$481,378	0.12%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1	# 0001387414	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	7,434	1,586,750,822	100.00%	95	$42,321,406	7.64%	0	$0	0.00%	0	$0	0.00%	95	$42,321,406	7.64%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1 Total				7,434	$1,586,750,822	100.00%	95	$42,321,406	7.64%	0	$0	0.00%	0	$0	0.00%	95	$42,321,406	7.64%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2	# 0001389858	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	10,372	2,204,397,670	100.00%	1,226	$381,446,649	50.19%	1	$585	0.00%	0	$0	0.00%	1,225	$381,446,064	50.19%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2 Total				10,372	$2,204,397,670	100.00%	1,226	$381,446,649	50.19%	1	$585	0.00%	0	$0	0.00%	1,225	$381,446,064	50.19%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1	# 0001386037	x	American Home Mortgage Corp.	1,010	285,762,193	36.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	1	157,500	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Community Lending Corp.	11	4,639,349	0.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	249	163,375,619	20.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Equity Now Inc.	2	594,665	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	169	36,297,117	4.57%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	197	61,895,763	7.80%	1	$580,000	0.25%	0	$0	0.00%	0	$0	0.00%	1	$580,000	0.25%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	324	82,633,970	10.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	12	3,428,037	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	78	26,941,234	3.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	10	1,694,210	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Funding Corporation	6	953,918	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	43	17,823,121	2.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	4	1,009,411	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	1	346,218	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	261	81,971,876	10.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	58	14,267,896	1.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	44	9,655,668	1.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1 Total				2,480	$793,447,763	100.00%	1	$580,000	0.25%	0	$0	0.00%	0	$0	0.00%	1	$580,000	0.25%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR4	# 0001389354	x	Countrywide Home Loans, Inc.	371	235,092,097	19.90%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	86	54,281,585	4.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	14	10,640,747	0.90%	1	$438,810	0.12%	0	$0	0.00%	0	$0	0.00%	1	$438,810	0.12%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1,185	881,494,228	74.61%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR4 Total				1,656	$1,181,508,658	100.00%	1	$438,810	0.12%	0	$0	0.00%	0	$0	0.00%	1	$438,810	0.12%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR7	# 0001399276	x	American Home Mortgage Corp.	973	268,690,752	31.59%	115	$29,813,623	11.51%	0	$0	0.00%	0	$0	0.00%	115	$29,813,623	11.51%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	14	5,880,356	0.69%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	541	369,489,750	43.44%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	2	697,500	0.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	2	353,200	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	17	7,140,951	0.84%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Opteum Financial Services, LLC	148	43,754,106	5.14%	1	$385,243	0.15%	0	$0	0.00%	0	$0	0.00%	1	$385,243	0.15%	0	$0	0.00%	0	$0	0.00%
			PMC Mortgage Corporation	29	11,513,375	1.35%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Provident Mortgage Corporation	19	10,047,022	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	2	952,700	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	2	1,045,167	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	148	92,323,357	10.85%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	75	28,553,247	3.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	43	9,869,199	1.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1	288,000	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR7 Total				2,016	$850,598,682	100.00%	116	$30,198,866	11.65%	0	$0	0.00%	0	$0	0.00%	116	$30,198,866	11.65%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-HE2			Encore Credit Corp.	117	20,296,398	10.96%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			First Horizon Home Loan Corp.	1	570,566	0.31%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fremont Investment & Loan	295	42,623,422	23.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Lehman Brothers Bank, FSB	487	43,338,552	23.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	94	13,207,852	7.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Terminated Trusts(9)	396	31,703,154	17.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Union Planters Bank, National Association	464	33,371,056	18.03%	1	$90,941	0.25%	1	$90,941	0.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-HE2 Total				1,854	$185,111,001	100.00%	1	$90,941	0.25%	1	$90,941	0.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-WF2	# 0001337837	x	Wells Fargo Bank, N.A.	4,323	834,937,338	100.00%	2	$283,375	0.15%	1	$149,467	0.08%	0	$0	0.00%	1	$133,908	0.07%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-WF2 Total				4,323	$834,937,338	100.00%	2	$283,375	0.15%	1	$149,467	0.08%	0	$0	0.00%	1	$133,908	0.07%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-FS1			Fieldstone Mortgage Company	1,595	385,805,627	100.00%	232	$81,956,292	43.04%	0	$0	0.00%	0	$0	0.00%	232	$81,956,292	43.04%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-FS1 Total				1,595	$385,805,627	100.00%	232	$81,956,292	43.04%	0	$0	0.00%	0	$0	0.00%	232	$81,956,292	43.04%	0	$0	0.00%	0	$0	0.00%
Grand Total				58,428	$16,520,224,719	100.00%	2,128	$673,584,520	12.74%	3	$240,993	0.00%	0	$0	0.00%	2,125	$673,343,527	12.74%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

(9) In cases where the originator is identified as “Terminated Trusts”, the sponsor acquired the loans from one or more securitization transactions that had been terminated and the securitizer is not able to obtain information as to the identity of the originator without unreasonable effort or expense.